SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Deposit Reported
	2023	2022

Cash and cash equivalents	$15,979	$7,722
Restricted deposit short term	661	-
Restricted deposit long term	302	304
Total cash and cash equivalents and restricted cash equivalents	$16,942	$8,026

Schedule of Property, Plant and Equipment Estimated Useful Lives
Years

Buildings	25 – 39
Leasehold improvements	3 - 20
Machinery and equipment	15 - 20
Motor vehicles	7
Office furniture and equipment	3 - 5
Internal use software	7